CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' (DEFICIT)/EQUITY - USD ($)	Total	Class A Ordinary Shares	Class B Ordinary Shares	Treasury Stocks	Additional Paid-in Capital	Subscription Receivable	Accumulated Other Comprehensive (Loss)/Income	Accumulated Deficit	Non-Controlling Interests
Balances at Dec. 31, 2017	$ (20,357,721)	$ 60	$ 752				$ (750,296)	$ (19,896,740)	$ 288,503
Balance, shares at Dec. 31, 2017		6,012,000	75,150,400
Issuance of treasury stock (Note 21)				2,846,600
Share-based compensation expense (Note 24)	356,549				$ 356,549
Capital contribution from non-controlling interests shareholders	104,159								104,159
Accretion to redemption value of redeemable convertible preferred stock (Note 19)	(3,038,407)				(356,549)			(2,681,858)
Accretion to redemption value of redeemable non-controlling interests and income attribution (Note 20)	(226,197)							(129,896)	(96,301)
Convertible redeemable preferred shares exchanged to Class A Ordinary Shares (Note 19)	19,495,152	$ 95			19,495,057
Convertible redeemable preferred shares exchanged to class A ordinary shares (Note 14), shares		9,519,000
Subscription receivables due from shareholders of ECMOHO Shanghai for Reorganization purpose (Note 1(b))	(9,261,300)					$ (9,261,300)
Extinguishment of Round A and Round B convertible redeemable preferred shares (Note 19)	(24,763,245)				(19,495,057)			(5,268,188)
Foreign currency translation adjustment, net of nil tax	(681,407)						(670,073)		(11,334)
Net income/(loss)	6,149,867							6,123,990	25,877
Balances at Dec. 31, 2018	(32,222,550)	$ 155	$ 752			(9,261,300)	(1,420,369)	(21,852,692)	310,904
Balance, shares at Dec. 31, 2018		15,531,000	75,150,400	2,846,600
Cancellation of treasury stock (Note 20)				(2,846,600)
Share-based compensation expense (Note 24)	1,575,029				1,575,029
Sale of equity interests in a subsidiary to non-controlling interests	595,482				2,757				592,725
Capital contribution from non-controlling interests shareholders	29,196								29,196
Accretion to redemption value of redeemable convertible preferred stock (Note 19)	(1,022,461)				(1,022,461)
Accretion to redemption value of redeemable non-controlling interests and income attribution (Note 20)	(284,689)				(311,757)				27,068
Acquisition of non-controlling interests (Note 19)	(170,324)				(180,784)				10,460
Acquisition of redeemable non-controlling interests (Note 19)	1,296,171				1,296,171
Convertible redeemable preferred shares exchanged to Class A Ordinary Shares (Note 19)	69,565,189	$ 293			69,564,896
Convertible redeemable preferred shares exchanged to class A ordinary shares (Note 14), shares		29,336,099
Subscription receivables due from shareholders of ECMOHO Shanghai for Reorganization purpose (Note 1(b))	9,261,300					$ 9,261,300
Issuance of ordinary shares upon Initial Public Offering (“IPO”)and over-allotment option, net of cost of issuance (Note 20)	35,020,614	$ 187			35,020,427
Issuance of ordinary shares upon Initial Public Offering ("IPO") and over-allotment option, net of cost of issuance (Note 20), shares		18,700,000
Foreign currency translation adjustment, net of nil tax	(887,407)						(844,266)		(43,141)
Net income/(loss)	1,934,898							2,296,555	(361,657)
Balances at Dec. 31, 2019	84,690,448	$ 635	$ 752		105,944,278		(2,264,635)	(19,556,137)	565,555
Balance, shares at Dec. 31, 2019		63,567,099	75,150,400
Share-based compensation expense (Note 24)	474,559				474,559
Sale of equity interests in subsidiaries (Note 3)	1,513,654				1,950,871				(437,217)
Convertible redeemable preferred shares exchanged to Class A Ordinary Shares (Note 19)		$ 38	$ (38)
Convertible redeemable preferred shares exchanged to class A ordinary shares (Note 14), shares		3,794,784	(3,794,784)
Issuance of restricted shares units		$ 20			(20)
Issuance of restricted shares units, shares		2,000,000
Foreign currency translation adjustment, net of nil tax	6,360,165						6,302,263		57,902
Net income/(loss)	(13,485,152)							(13,298,912)	$ (186,240)
Balances at Dec. 31, 2020	$ 79,553,674	$ 693	$ 714		$ 108,369,688		$ 4,037,628	$ (32,855,049)
Balance, shares at Dec. 31, 2020		69,361,883	71,355,616